SCHEDULE OF PLANT AND EQUIPMENT (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Furniture and equipment				$ 74,392	$ 439,448
Less: accumulated depreciation				(9,883)	(437,302)
Plant and equipment, net			$ 8,342	64,509	$ 2,146
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Furniture and equipment		$ 114,141		74,392
Less: accumulated depreciation		(23,603)		(9,883)
Plant and equipment, net	$ 11,578	$ 90,538		$ 64,509